18. Financial instruments (Details 6) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfOutstandingDerivativeTransactionsLineItems [Line Items]
Notional value (US$)	R$ 0	R$ 0
Amount payable or receivable	98	(54)
Fair value	87	(36)
Exchange swaps registered with CETIP | Agricole
DisclosureOfOutstandingDerivativeTransactionsLineItems [Line Items]
Notional value (EUR)	R$ 50	50
Contractual date	Oct. 07, 2015
Maturity	Oct. 08, 2018
Amount payable or receivable	R$ 0	(24)
Fair value	0	(20)
Exchange swaps registered with CETIP | Scotiabank
DisclosureOfOutstandingDerivativeTransactionsLineItems [Line Items]
Notional value (US$)	R$ 50	50
Contractual date	Jan. 15, 2016
Maturity	Jan. 16, 2018
Amount payable or receivable	R$ 0	(42)
Fair value	0	(42)
Exchange swaps registered with CETIP | Scotiabank
DisclosureOfOutstandingDerivativeTransactionsLineItems [Line Items]
Notional value (US$)	R$ 50	50
Contractual date	Sep. 29, 2017
Maturity	Sep. 29, 2020
Amount payable or receivable	R$ 37	9
Fair value	33	9
Exchange swaps registered with CETIP | Banco Tokyo
DisclosureOfOutstandingDerivativeTransactionsLineItems [Line Items]
Notional value (US$)	R$ 100	100
Contractual date	Dec. 12, 2017
Maturity	Dec. 12, 2019
Amount payable or receivable	R$ 52	(3)
Fair value	42	(2)
Exchange swaps registered with CETIP | Bradesco
DisclosureOfOutstandingDerivativeTransactionsLineItems [Line Items]
Notional value (US$)	R$ 70	70
Contractual date	Jun. 18, 2018
Maturity	Jun. 13, 2019
Amount payable or receivable	R$ 3	0
Fair value	1	0
Interest rate swap registered with CETIP | Itaú BBA
DisclosureOfOutstandingDerivativeTransactionsLineItems [Line Items]
Notional value (R$)	R$ 21	21
Contractual date	Nov. 11, 2014
Maturity	Nov. 05, 2026
Amount payable or receivable	R$ 1	1
Fair value	2	3
Interest rate swap registered with CETIP | Itaú BBA
DisclosureOfOutstandingDerivativeTransactionsLineItems [Line Items]
Notional value (R$)	R$ 54	54
Contractual date	Jan. 14, 2015
Maturity	Jan. 05, 2027
Amount payable or receivable	R$ 3	3
Fair value	5	8
Interest rate swap registered with CETIP | Itaú BBA
DisclosureOfOutstandingDerivativeTransactionsLineItems [Line Items]
Notional value (R$)	R$ 52	52
Contractual date	May 26, 2015
Maturity	May 05, 2027
Amount payable or receivable	R$ 2	2
Fair value	R$ 4	R$ 8